Document and Entity Information	0 Months Ended
Aug. 25, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 25, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Aug. 25, 2014
Document Effective Date	Sep. 03, 2014
Prospectus Date	Sep. 03, 2014
Muhlenkamp Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	MUHLX